Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,873	$ 1,343	$ 17,208
Accounts receivable, net	4,874	5,162	3,748
Inventories, net	6,526	10,908	7,168
Prepaid expenses and other current assets	350	425	810
Assets held for sale	2,300
Total current assets	16,931	23,075	43,140
Property and equipment, net	82	134	204
Operating lease right-of-use assets	1,081	1,612	1,375
Intangible asset, net	39	2,629	3,032
Other assets	383	482	320
Total assets	18,516	27,932	50,884
Current liabilities:
Acquisition contract liabilities, net			6,942
Operating lease liabilities	670	691	498
Accrued expenses and other current liabilities	4,655	4,487	10,864
Short term debt		3,904
Total current liabilities	11,032	18,088	20,894
Long-term liabilities:
Acquisition contract liabilities, net			2,400
Warrant liabilities	1,601	4,210	2,843
Operating lease liabilities, non-current	324	804	848
Other liabilities	29	37	21
Total liabilities	12,986	23,139	27,006
Commitments and contingencies (Note 17)
Stockholders’ equity:
Series B Convertible Preferred stock, $0.001 par value, 20,000,000 shares authorized, no Series B-1, 4,695 Series B-2 and 7,093 Series B-3 shares issued and outstanding as of September 30, 2024 and no shares issued and outstanding as of December 31, 2023
Common stock, $0.001 par value, 35,000,000 shares authorized; 6,529,792 and 1,517,628 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	7	2	1
Additional paid-in capital	121,536	104,441	103,396
Accumulated deficit	(116,013)	(99,650)	(79,519)
Total stockholders’ equity	5,530	4,793	23,878
Total liabilities and stockholders’ equity	18,516	27,932	50,884
Related Party [Member]
Current assets:
Investment, related party	8	78	10,548
Other receivables, related party			3,658
Other assets, related party		5,159
Other receivables long term, related party			2,813
Current liabilities:
Accounts payable	3,680	5,698	1,312
Nonrelated Party [Member]
Current liabilities:
Accounts payable	$ 2,027	$ 3,308	$ 1,278